             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance Variable Products Series Fund, Inc.
    1345 Avenue of the Americas
    New York, New York  10105

2. Name of each series or class of funds for which this notice is filed:

    Premier Growth Portfolio
    Global Bond Portfolio
    Growth & Income Portfolio
    Short-Term Multi-Market Portfolio
    U.S. Government/High Grade Securities Portfolio
    Total Return Portfolio
    International Portfolio
    Money Market Portfolio
    Global Dollar Government Portfolio
    North American Government Income Portfolio
    Utility Income Portfolio
    Growth Portfolio
    Worldwide Privatization Portfolio
    Conservative Investors Portfolio
    Growth Investors Portfolio

3.  Investment Company Act File Number:
    811-05398

    Securities Act File Number:
    33-18647

4.  Last day of fiscal year for which this notice is filed:
    December 31, 1995

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [  ]

6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     -0- shares
    $-0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       155,986 shares
    $1,596,169

9. Number and aggregate sale price of securities sold during the fiscal year:

     -0- shares
    $-0-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

     -0- shares
    $-0-

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):


12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from
          Item 10):                                          $-0-

    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                      + -0-

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):           - -0-

    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):           + -0-

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
          (i), plus line (ii), less line (iii), plus line (iv)]
          (if applicable):                                    -0-

    (vi)  Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see
          instruction C.6):                             x  1/2900

    (vii) Fee due [line (i) or line (v) multiplied by line
          (vi)]:                                              -0-

Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a).                                                 [  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                  By (Signature and Title)*

                                      /s/ Andrew L. Gangolf
                                      ______________________
                                       Andrew L. Gangolf
                                       Assistant Secretary

Date: February 28, 1996

*Please print the name and title of the signing officer below the signature.











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